Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income	6 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
OPERATING REVENUES
Total operating revenues	¥ 188,240,855	$ 26,295,764	¥ 290,815,771
COST OF REVENUES	(136,145,659)	(19,018,476)	(203,244,381)
GROSS PROFIT	52,095,196	7,277,288	87,571,390
OPERATING EXPENSES
Selling expenses	(1,134,623)	(158,498)	(1,214,817)
General and administrative expenses	(36,236,191)	(5,061,910)	(17,664,460)
Research and development expenses	(33,470,081)	(4,675,507)	(75,820,156)
Reversal of credit losses	258,607	36,125	3,799,355
Total operating expenses	(70,582,288)	(9,859,790)	(90,900,078)
LOSS FROM OPERATIONS	(18,487,092)	(2,582,502)	(3,328,688)
OTHER INCOME (EXPENSE)
Investment (loss) income	138,587,488	19,359,580	(43,127,252)
Interest income	884,969	123,623	51,500,085
Finance expenses, net	(1,064,385)	(148,686)	(522,778)
Other income (loss), net	(3,654,606)	(510,520)	7,741,097
Gain from disposal of subsidiary	12,296,928	1,717,784	1,416,187
Total other income, net	147,050,394	20,541,781	17,007,339
INCOME BEFORE INCOME TAXES	128,563,302	17,959,279	13,678,651
PROVISION FOR INCOME TAXES
Current	(2,290,252)	(319,930)	(457,941)
Deferred			(932,125)
Income tax expense	(2,290,252)	(319,930)	(1,390,066)
NET INCOME	126,273,050	17,639,349	12,288,585
Less: Net income attributable to non-controlling interests	19,975,264	2,790,387	4,624,667
NET INCOME ATTRIBUTABLE TO WIMI HOLOGRAM CLOUD, INC.	106,297,786	14,848,962	7,663,918
NET INCOME	126,273,050	17,639,349	12,288,585
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	(17,125,311)	(2,392,271)	(54,717,929)
COMPREHENSIVE (LOSS) INCOME	109,147,739	15,247,078	(42,429,344)
Less: Comprehensive income attributable to non-controlling interests	16,071,400	2,269,106	5,623,675
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO WIMI HOLOGRAM CLOUD, INC.	¥ 93,076,339	$ 12,977,972	¥ (48,053,019)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	10,304,705	10,304,705	9,820,804
Diluted (in Shares)	23,391,347	23,391,347	9,820,804
EARNINGS PER SHARE
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 10.32	$ 1.44	¥ 0.78
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 4.54	$ 0.63	¥ 0.78
Services
OPERATING REVENUES
Total operating revenues	¥ 188,240,855	$ 26,295,764	¥ 290,815,771